Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 9 — Fair Value Measurement

Fair value measurements are determined based on assumptions that a market participant would use in pricing an asset or a liability. A three-tiered hierarchy distinguishes between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2) and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). The following table presents the placement in the fair value hierarchy measured at fair value on a recurring basis as of September 30, 2022, and December 31, 2021 (in thousands):

		Fair value measurement at reporting date using
		Quoted prices in	Significant
		active markets	other	Significant
		for identical	observable	unobservable
	Balance	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
As of September 30, 2022:
Recurring fair value measurements:
Derivative Liabilities:
Conversion feature derivative liability	$7,531	$-	$-	$7,531
Common stock derivative liability	$45	$-	$-	$45
Total derivative liabilities	$7,576	$-	$-	$7,576
Total recurring fair value measurements	$7,576	$-	$-	$7,576

As of December 31, 2021
Recurring fair value measurements
Derivative liability:
Conversion feature derivative liability	$8,355	$-	$-	$8,355
Total recurring fair value measurements	$8,355	$-	$-	$8,355

The conversion feature of the convertible Debentures was separately accounted for at fair value as a derivative liability under guidance in ASC 815 that is remeasured at fair value on a recurring basis using Level 3 inputs. The Company uses a probability weighted expected return model (“PWERM”) valuation technique to measure the fair value of the conversion feature with any changes in the fair value of the conversion feature liability recorded in earnings. Significant inputs to the model include estimated time to conversion events, estimated interest converted at the event, the implied yield, the discount rate for the conversion, and the probability of the conversion events. For the three and nine months ended September 30, 2022, the Company recorded a gain of approximately $1.1 million and a loss of $1.6 million for the change in fair value of debt conversion feature, respectively.

As discussed in Note 11 – Equity below, the Company exceeded its authorized share limit with respect to potentially issuable shares under the equity contracts described with the Share Derivative Liabilities section. The Company estimates the fair value of the Common stock derivative liability based on the fair value of the potentially issuable shares for the warrants, stock options and RSUs vested but unissued. This liability excludes the fair value of the potentially convertible shares for the convertible Debentures which are accounted for through the carrying value of the debt and the separate conversion feature derivative liability.

The Company recorded the common stock derivative liability at fair value as of September 30, 2022, through a transfer from equity to the common stock derivative liability. Changes in the fair value of the liability in future periods will be included in other income (expense) in the consolidated statements of operations.

The change in Level 3 fair value of the Company’s derivative liabilities is as follows:

	Conversion feature derivative liability	Common stock derivative liability	Total level 3 derivative liability
Balance as of December 31, 2021	$8,355	$-	$8,355

Transferred to equity on debt conversion	(2,383)	(6)	(2,389)
Transferred from equity on recognition of derivative liability	-	314	314
Increase (Decrease) in fair value included in earnings	1,559	(263)	1,296

Balance as of September 30, 2022	$7,531	$45	$7,576

Note 13 — Fair Value Measurements

Fair value measurements are determined based on assumptions that a market participant would use in pricing an asset or a liability. A three-tiered hierarchy distinguishes between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2) and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3).The following table presents the placement in the fair value hierarchy measured at fair value on a recurring basis as of December 31, 2021 and 2020:

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2021: (in thousands)
Recurring fair value measurements
Derivative liabilities:
Conversion feature derivative liability	$8,355	$-	$-	$8,355
Total derivative liabilities	8,355	-	-	8,355
Total recurring fair value measurements	$8,355	$-	$-	$8,355

As of December 31, 2020: (in thousands)
Recurring fair value measurements
Derivative liabilities:
Conversion feature derivative liability	$-	$-	$-	$-
Total derivative liabilities	-	-	-	-
Total recurring fair value measurements	$-	$-	$-	$-

The conversion feature of the convertible Debentures was separately accounted for at fair value as a derivative liability under guidance in ASC 815 that is remeasured at fair value on a recurring basis using Level 3 inputs. The Company uses a probability weighted expected return model (“PWERM”) valuation technique to measure the fair value of the conversion feature with any changes in the fair value of the conversion feature liability recorded in earnings. Significant inputs to the model include estimated time to conversion events, estimated interest converted at the event, the implied yield, the discount rate for the conversion, and the probability of the conversion events. For the year ended December 31, 2021, the Company recorded a loss of $6,278,000 for the Change in fair value of debt conversion feature.